Financial liabilities at amortized cost – payables to network	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortized Cost Payables To Network
Financial liabilities at amortized cost – payables to network

21. Financial liabilities at amortized cost – payables to network

	2022	2021

Payables to credit card network (i)	7,054,783	4,882,159
Total	7,054,783	4,882,159

(i)	Corresponds to the amount payable to the acquirers related to credit and debit card transactions. Credit card payables are settled according to the transaction installments, substantially in up to 27 days for Brazilian transactions with no installments and 1 business day for international transactions. Sales in installments (parcelado) have monthly settlements, mostly, over a period of up to 12 months. For Mexican and Colombian operations, the amounts are settled in 1 business day. The segregation of the settlement is shown in the table below:

Payables to credit card network	2022	2021

Up to 30 days	3,829,398	2,518,437
30 to 90 days	1,741,186	1,205,765
More than 90 days	1,484,199	1,157,957
Total	7,054,783	4,882,159

Collateral for credit card operations

As of December 31, 2022, the Group had US$305 (US$1,052 on December 31, 2021) of security deposits granted in favor of Mastercard. These securities are measured at fair value through profit (loss) and are held as collateral for the amounts payable to the network and can be replaced by other securities with similar characteristics. The average remuneration rate of those deposits was 0.31% per month on December 31, 2022 (0.20% on December 31, 2021).